Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Statutory tax rate	21.00%	21.00%	21.00%
Deferred tax assets, valuation allowance		$ 87,241	$ 30,525
Operating loss carryforwards and tax credit carryforward, limitations on use		In the event the Company has a change of ownership, utilization of net operating losses and tax credit carryforwards may be limited. Certain acquired net operating losses and tax credits are subject to limitations.
Unrecognzed tax benefits		$ 5,256	$ 2,360	$ 982
Unrecognized tax benefits that would impact effective tax rate		0
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 298,616
Operating loss carry forwards beginning expiration year		2037
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount		$ 17,760
Tax credit carry forward beginning expiration year		2037
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 105,029
Operating loss carry forwards beginning expiration year		2037
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount		$ 9,028
Tax credit carry forward beginning expiration year		2032